Lease Arrangements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee Lease Description [Line Items]
Operating lease expense	$ 15
Rent expense		$ 493	$ 577
Minimum
Lessee Lease Description [Line Items]
Discount rates for lease liabilities	1.70%
Minimum | Office Premises, Office Equipment and Automobile
Lessee Lease Description [Line Items]
Lease term	2 years
Maximum
Lessee Lease Description [Line Items]
Discount rates for lease liabilities	2.80%
Maximum | Office Premises, Office Equipment and Automobile
Lessee Lease Description [Line Items]
Lease term	5 years